Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 5	$ 3	$ 4
Business Acquisition	0	0	0
Charged (Credited) to Costs and Expenses	1	5	0
Deductions/Write-Offs	(1)	(3)	(1)
Balance at End of Year	5	5	3
Deferred Tax Assets Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	1,522	1,207	1,263
Business Acquisition	1,292	0	0
Change in Deferred Tax Assets Valuation Allowance, Effect Of Income Tax Rate Reconciliation, Amount	370	373	(103)
Deductions/Write-Offs	31	(58)	47
Balance at End of Year	$ 3,215	$ 1,522	$ 1,207